Exhibit 2

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors Finsbury Square 2021-2 plc 10th Floor 5 Churchill Place London E14 5HU United Kingdom (the “Issuer”)	Lloyds Bank Corporate Markets plc 25 Gresham Street London EC2V 7HN United Kingdom (the “Arranger”)

The Board of Directors Kensington Holdco Limited Ascot House Maidenhead Office Park Maidenhead SL6 3QQ United Kingdom (the “Seller” and “U.S. Risk Retention Holder”)	National Australia Bank Limited The Scalpel 52 Lime Street London EC3M 7AF United Kingdom (“NAB”)

The Board of Directors Kensington Mortgage Company Limited Ascot House Maidenhead Office Park Maidenhead SL6 3QQ United Kingdom (the “Legal Title Holder”)	BNP Paribas 10 Harewood Avenue London NW1 6AA United Kingdom (“BNPP” and together with the Arranger and NAB, the “Joint Lead Managers”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

29 October 2021

Dear Sirs/Madams,

PROPOSED ISSUE BY FINSBURY SQUARE 2021-2 PLC OF RESIDENTIAL MORTGAGE BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages (the “Second Loan Pool”), which were agreed to by the Issuer, the Seller and U.S. Risk Retention Holder, the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Second Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller and U.S. Risk Retention Holder, the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Second Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller and U.S. Risk Retention Holder, the Board of Directors of the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Seller and U.S. Risk Retention Holder and the Legal Title Holder and the sufficiency of the procedures is solely the responsibility of the Issuer, the Seller and U.S. Risk Retention Holder, the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers. The Issuer, the Seller and U.S. Risk Retention Holder and the Legal Title Holder shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller and U.S. Risk Retention Holder and the Legal Title Holder, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 4 of the Engagement Letter (the “Agreed Upon Procedures”).

The Legal Title Holder informed us that the Second Loan Pool contained a total of 937 residential mortgage loans (the “Second Pool Run”). A random sample of 58 residential mortgage loans were selected from the Second Pool Run using the sampling approach below (the “Second Sample”).

The Legal Title Holder then provided us with a data files ‘FSQ21-2 Top-up AUP Data Tape v1.0.xlsx’, ‘FSQ21-2 Top-up AUP Customer Data v1.0.xlsx’ and ‘FSQ21-2 GMCs v3.0_Sep Orig.xlsx’ (together, the “Second Sample Pool”) which contained information for each loan in the Second Sample as at 30 September 2021 (the “Second Cut-Off Date”).

We have carried out the Agreed Upon Procedures on the Second Sample Pool between 11 and 12 October 2021.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Second Sample Pool contained in the Second Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.17 under the pool agreed upon procedures section below, have been limited to confirming that the selected attribute from the Second Pool Run information relating to the Second Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the: Application Form, Offer Letter, CML Disclosure of Incentives Form (“CML Documentation”), solicitor’s letter, Certificate of Title (“COT”), Valuation Report, automated valuation model (“AVM”) Report, Land Registry Report, the Summit system, the Laserfiche system and the Lending Operations Portal (the Summit system, the Laserfiche system and the Lending Operations Portal together, the “System”), Payslips, Employer’s Confirmation, P60, SA302, Bank Statements and Accountant Certified Accounts.

Objectives

On the assumption that the information in the Second Pool Run is a complete and accurate representation of the Second Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 95% confident that not more than 5% of the population of the Second Loan Pool contained an error in the relevant attribute. Where errors were found in the Second Sample Pool, we have re-calculated the percentage errors that there might be in the Second Loan Pool and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Second Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1	Borrower Name(s)

In respect of the paragraphs below (2.1.1 to 2.1.3) “substantially agreed” is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred.

2.1.1

For each loan in the Second Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the Application Form. We found that the borrower name(s) agreed to the Application Form, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.1.2

For each loan in the Second Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the Offer Letter. We found that the borrower name(s) agreed to the Offer Letter, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.1.3

For each loan in the Second Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the COT or Land Registry Report. We found that the borrower name(s) agreed to the COT or Land Registry Report, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.2	Property Address

In respect of the paragraphs below (2.2.1 to 2.2.3), “substantially agreed” is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred, or an incomplete or incorrect postcode is found.

2.2.1

For each loan in the Second Sample Pool, we confirmed whether the property address substantially agreed with that shown on the Offer Letter. In the case of new build properties where the given postal address differs from the plot address as per the documents, we confirmed whether either the CML Documentation or a solicitor’s letter stated that the plot and postal addresses referred to the same property. We found that the property address agreed as described above, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.2.2

For each loan in the Second Sample Pool, we confirmed whether the property address substantially agreed with that shown on the Valuation Report (or on the AVM Report where applicable). We found that the property address agreed to the Valuation Report (or on the AVM Report where applicable), with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.2.3

For each loan in the Second Sample Pool, we confirmed whether the property address substantially agreed with that shown on the COT or Land Registry Report. We found that the property address agreed to the COT or Land Registry Report, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.3	Property Tenure

For each loan shown in the Second Sample Pool, we confirmed whether the property tenure agreed with that shown on the COT or Land Registry Report. We found that the property tenure agreed to the COT or Land Registry Report, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.4	Amount Advanced

For each loan shown in the Second Sample Pool, we confirmed whether the amount advanced agreed with that shown on the Offer Letter, to within £100. We found that the amount advanced agreed to the Offer Letter, to within £100, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.5	Current Balance

For each loan shown in the Second Sample Pool, we confirmed whether the current balance agreed with the current balance as at the Second Cut-Off Date shown on the System, to within £250. For loans originated the month prior to the Second Cut-Off Date, we have compared whether the amount advanced shown in the Second Sample Pool agreed with the current balance net of any transactions between the Origination Date and the Second Cut-Off Date shown on the System. We found that the current balance agreed as above, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.6	Original Term

For each loan shown in the Second Sample Pool, we confirmed whether the original term agreed with the term shown in the Offer Letter. We found that the original term agreed to that in the Offer Letter, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.7	Valuation Amount

For each loan shown in the Second Sample Pool, we confirmed whether the valuation amount agreed with the amount shown on the Valuation Report (or on the AVM Report where applicable). For the purposes of this test, where the valuation amount per the Second Sample Pool agreed with the valuation amount after essential repairs have been completed, we have assumed that the essential repairs have been completed. We found that the valuation amount agreed to that shown on the Valuation Report (or on the AVM Report where applicable), with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.8	Valuation Date

For each loan shown in the Second Sample Pool, we confirmed whether the valuation date agreed with that shown on the Valuation Report (or on the AVM Report where applicable), to within 15 days, or in the case of loans with a re-inspection or additional Valuation Report on file, is equal to or no later than 6 months after the date on the original Valuation Report. We found that the valuation date agreed to that shown on the Valuation Report (or on the AVM Report where applicable) as above, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.9	Credit Search

For each loan shown in the Second Sample Pool, we confirmed whether a credit search had been completed in the name(s) of the borrower(s) on the System. We found that a credit search had been completed in the name(s) of the borrower(s) on the System, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.10	Income Confirmation

For each loan shown in the Second Sample Pool, we confirmed whether proof of income in the form of Payslips, Employer’s Confirmation, P60, SA302 or Accountant Certified Accounts was held on the loan file for at least one of the borrowers. In the case of loans showing as self-certified on the Application Form, we confirmed whether the self-certification section of the Application Form had been completed and the Application Form had been signed. In the case of loans showing as buy to lets, we confirmed whether a rental amount was shown on the Valuation Report. We found proof of income as specified above was held on the loan file where applicable, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.11	Document Signatories

2.11.1

For each loan shown in the Second Sample Pool, we confirmed whether the Application Form had been signed in the designated signature space. We found that the Application Form had been signed, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.11.2

For each loan shown in the Second Sample Pool, we confirmed whether the Valuation Report had been signed in writing or electronically in the designated signature space. For the Valuation Report in the form of an AVM, the signature is not applicable and this is not deemed to be an error. We found that the Valuation Report had been signed where applicable, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.11.3

For each loan shown in the Second Sample Pool, we confirmed whether the COT had been signed in the designated signature space. We found that the COT had been signed in the space designated for the solicitor, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.12	Origination Date

For each loan shown in the Second Sample Pool, we confirmed whether the origination date agreed with that shown on the System, to within 1 day. We found that the origination date agreed to the System, to within 1 day, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.13	Current Interest Rate

For each loan shown in the Second Sample Pool, we confirmed whether the current interest rate agreed with that shown on the System. We found that the current interest rate agreed to the System, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.14	Arrears Balance

For each loan shown in the Second Sample Pool, we confirmed whether the arrears balance shown on the System either a) was no more than 3 times the committed monthly instalment (“CMI”) amount as shown on the System, or b) agreed to the System. We found that the arrears balance agreed to one of the above criteria, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.15	General Mortgage Conditions (“GMCs”) of loan

For each loan shown in the Second Sample Pool, we confirmed whether the year of publication of the GMCs agreed with that shown on the Offer Letter. We found that the year of publication of the GMCs agreed to the Offer Letter, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.16	Product Type

For each loan shown in the Second Sample Pool, we confirmed whether the product type agreed with the System. We found that the product type agreed to that shown on the System, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

2.17	Equity Loan Amount

For each loan shown in the Second Sample Pool, we confirmed the equity loan amount agreed with the System. We found that the equity loan amount agreed to the System, with no exceptions.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Second Pool Run contained errors.

3.	Scope of this Second Asset Agreed Upon Procedures Report

The scope of our work in preparing this Second Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Second Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Second Asset Agreed Upon Procedures Report.

This Second Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Second Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Second Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Second Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 29 October 2021, this Second Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller and U.S. Risk Retention Holder, the Legal Title Holder the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller and U.S. Risk Retention Holder, the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Second Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Second Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP